TRADE ACCOUNTS RECEIVABLE - Summary of Allowance For Doubtful Accounts (Details) - Trade receivables - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of period	€ (14)	€ (13)
Provision for impairment recognised during the year	(4)	(3)
Receivables written off during the year as uncollectible	4	2
Balance at end of period	€ (14)	€ (14)